Available-for-Sale Securities - Interest-bearing Investments in Available-for-Sale Securities (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	$ 780,382	$ 801,682
Short Term Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	$ 327,063	318,439
Maturity period of short term interest-bearing securities included in cash and cash equivalents	Longer than 90 days
Cash and Cash Equivalents [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	$ 453,319	$ 483,243
Maturity period of short term interest-bearing securities included in cash and cash equivalents	90 days or less